TAXATION (Details Narrative) $ in Millions					12 Months Ended
	Dec. 31, 2018	Dec. 31, 2008	Jan. 01, 2008	Mar. 16, 2007	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Apr. 01, 2019
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate					8.25%
Taxable income | $					$ 2
Percentage of profit tax remaining taxable income					16.50%
Percentage of income tax rate					25.00%	25.00%	25.00%
Validity of preferential tax rate					3 years
Deferred tax assets
Deferred tax and other liabilities, noncurrent
Tax losses carry forwards									745,161,000
Withholding Tax [Member]
Operating Loss Carryforwards [Line Items]
Deferred income tax liabilities, net						¥ 0			0
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate				25.00%
Preferential tax rate percentage			15.00%
Percentage of research and development expenditure eligible for deduction	175.00%	150.00%
Additional deduction of research and development expenses percentage	75.00%	50.00%
State Administration of Taxation, China [Member] | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate					25.00%
State Administration of Taxation, China [Member] | Zhejiang Jixiangecommerceco Ltd [Member] | Tax Year 2021 [Member]
Operating Loss Carryforwards [Line Items]
Preferential tax rate percentage				15.00%
State Administration of Taxation, China [Member] | Other Entities [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate					25.00%
CN [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carry forwards									¥ 745,161,000
Outside China [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax dividends distributed					10.00%
HK [Member]
Operating Loss Carryforwards [Line Items]
Percentage of tax rate withholding					5.00%
HK [Member] | Other Investee [Member]
Operating Loss Carryforwards [Line Items]
Equity method investment, ownership percentage								25.00%	25.00%
Agricultural Products [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent								25.00%	25.00%	9.00%
Other Products [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent										13.00%
Logistics Services [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent										9.00%
Service, Other [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent										6.00%